INCOME TAXES - Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current:
Foreign	$ 11,104	$ 15,125	$ 15,167
Federal	232,767	201,774	171,721
State	82,218	30,682	97,100
Total current	326,089	247,581	283,988
Deferred:
Foreign	0	0	0
Federal	(184,776)	(370,605)	(397,832)
State	55,060	16,263	(32,302)
Total deferred	(129,716)	(354,342)	(430,134)
Total income tax provision/(benefit)	$ 196,373	$ (106,761)	$ (146,146)